Leases (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases
Short term lease period		12 months
Renewal options, operating lease	true	true
Renewal options, finance lease	true	true
Options to terminate, operating lease	true	true
Options to terminate, finance lease	true	true
Minimum
Leases
Remaining lease terms, operating lease	1 year	1 year
Remaining lease terms, finance lease	1 year	1 year
Maximum
Leases
Remaining lease terms, operating lease	11 years	11 years
Short term lease period	12 months
Remaining lease terms, finance lease	12 years	12 years
Termination period, operating lease	1 year	1 year
Termination period, finance lease	1 year	1 year